Leases	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Leases

Note 20. Leases

At the commencement of a lease contract, the Company assesses whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

During the year ended June 30, 2024, the Company determined with reasonable certainty that it would exercise its extension option at its current premises for two additional years. As a result, the Company has reassessed the lease term and related balances, which are reflected in the table below:

	2024	2023
	($)	($)
(a) Right-of-use asset
Right of use asset	613,691	400,829
Less: Accumulated amortization	(358,228)	(243,290)
Balance at end of year	255,463	157,540

Balance at beginning of year	157,540	276,907
Modification	212,682	-
Less: amortization for the period	(114,759)	(119,367)
Balance at end of the year	255,463	157,540
(b) Lease liabilities

Current lease liability	128,559	121,500
Non-current lease liability	130,722	54,162
Total lease liabilities	259,281	175,662

Note 20. Leases - continued

The total of future lease payments (including those lease payments that are not included in the measurement of the lease liability, e.g. for short-term leases and leases of low-value items) are disclosed for each of the following periods.

	2024 ($)	2023 ($)
Less than one year	135,680	127,361
One to two years	46,240	28,214
Two to five years	35,267	28,214
Five years and over	-	-
Total future lease payments	217,187	183,789